OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 470,264	$ 476,730
Accumulated amortization	400,682	366,931
Other intangible assets, net	69,582	109,799
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	257,434	262,065
Accumulated amortization	210,627	186,726
Customer Relationships and Distribution Network [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	182,768	185,488
Accumulated amortization	161,863	151,948
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	7,829	6,516
Accumulated amortization	5,959	5,596
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	12,252	12,542
Accumulated amortization	12,252	12,542
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	9,981	10,119
Accumulated amortization	$ 9,981	$ 10,119